Balance Sheet Components - Intangible Assets, Net (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Jun. 26, 2024	Mar. 01, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Finite-lived assets, net of accumulated amortization of $2,719 and $639 as of December 31, 2024 and December 31, 2023, respectively				$ 24,787	$ 41,871
Accumulated amortization				2,719	639
Indefinite-lived assets - in-process research and development				28,859	28,859
Goodwill					943
Intangible assets, net subtotal				53,646	71,673
Less: Intangible assets, net from assets of discontinued operations					(4,065)
Intangible assets, net				53,646	67,608
Amortization expense, Finite-lived intangible assets				3,400
Expected amortization expense for the remaining finite-lived assets for each of the five succeeding fiscal years				$ 2,700
Remaining life of the finite-lived assets				9 years 4 months 24 days
Impairment charge				$ 0	0
Impairment of intangible assets					$ 0
Novartis Institutes
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Impairment charge			$ 10,600
Disposal Group | CIMERLI Sale
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Finite-lived intangible asset, net		$ 2,100
Goodwill, Written off		$ 900
Disposal Group | YUSIMRY Sale
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Goodwill, Written off	$ 900